Non-current Financial Assets	6 Months Ended
Jun. 30, 2022
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Non-current financial assets
Note 7.
Non-current
financial assets
As of June 30, 2022,
non-current
financial assets primarily for a total amount of $9.3 million and primarily consist of a $2.6 million deposit for the Company’s Raleigh’s building, $0.7 million deposit for the Company’s Paris’ building, $1.9 million related to a leasing agreement for equipment, $2.8 million for partial sublease of
New-York
commercial facility started in June 2022 and a $0.1 million deposit for Calyxt’s headquarters building, which correspond to long-term restricted cash. The residual amount mainly relates to deposits and guarantees.